Document And Entity Information	Jul. 22, 2026
Document Information Line Items
Entity Central Index Key	0000891014
Document Type	8-K
Document Period End Date	Jul. 22, 2026
Entity Registrant Name	MINERALS TECHNOLOGIES INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11430
Entity Tax Identification Number	25-1190717
Entity Address, Address Line One	622 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017-6707
City Area Code	212
Local Phone Number	878-1800
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	MTX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false